As filed with the Securities and Exchange Commission
                                on March 26, 1997
                       Registration No. 33-4038; 811-4614
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |_|

                       Post-Effective Amendment No. 33 |X|
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |_|

                              Amendment No. 34 |X|

                        (Check appropriate box or boxes)
                            ------------------------

                               NATIONS FUND, INC.
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------

       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
  Robert M. Kurucza, Esq.                             Carl Frischling, Esq.
  Marco E. Adelfio, Esq.                              Kramer, Levin, Naftalis
  Morrison & Foerster LLP                                 & Frankel
  2000 Pennsylvania Ave., N.W., Suite 5500            919 Third Avenue
  Washington, D.C.  20006                             New York, New York  10022

It is proposed that this filing will become effective (check appropriate box):

|X|   Immediately upon filing pursuant to Rule 485(b); or       |_|     on (date), pursuant to Rule
                                                                        485(b), or
|_|   60 days after filing pursuant to Rule 485(a), or          |_|     on  (date) pursuant to Rule
                                                                        485(a)
|_|   75 days after filing pursuant to paragraph (a)(2)         |_|     on (date) pursuant to paragraph (a)(2) of
                                                                        Rule 485

If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         Calculation of Registration Fee
                         Under the Securities Act of 1933

                                                    Proposed Maximum     Proposed Maximum
Title of Securities          Amount Being           Offering Price Per   Aggregate Offering     Amount of
Being Registered             Registered**           Share **             Price **               Registration Fee**

Shares of Common Stock       Indefinite*            N/A                  N/A                    N/A

Nations Treasury Fund        301,192,337            $1.00                $301,192,337.00        $0
Primary A Shares

Total                        301,192,337            $1.00                $301,192,337.00        $0




* Registrant continues its election to register and indefinite number or amount of shares of common stock under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's most recent fiscal year ended March 31, 1996 was filed on May 24, 1996.

** Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. 19,992,228,130 Shares ($20,396,902,850.97 worth of
     Shares) were sold or issued in connection with dividend reinvestment plans during the fiscal year ended March 31, 1996. 20,471,146,002 Shares
     ($20,698,095,188.00 worth of Shares) were redeemed during the fiscal year ended March 31, 1996. 19,992,228,130 Shares ($20,396,902,850.97 worth of
     Shares) of the 20,471,146,002 Shares  ($20,698,095,188.00 worth of redeemed
     Shares) were used for reductions pursuant to Paragraph (c) of Rule 24f-2 in the Rule 24f-2 Notice filed with the Securities and Exchange Commission on May 24, 1996. The excess balance of redeemed Shares, 301,192,337 Shares ($301,192,337 worth of Shares), is being used as a credit against Shares that are being registered pursuant to this Amendment. The proposed maximum offering price per Share, as calculated pursuant to Rule 457(d) under the Securities Act of 1933 on the basis of the offering price of Nations
     Treasury Fund's Primary A Shares on March 21, 1997, is $1.00. At this offering price, $301,192,337 worth of Shares used for reduction in this Amendment equals 301,192,337 Shares.

                              CONTENTS OF AMENDMENT


     This Post-Effective Amendment No. 33 to the Registration Statement of Nations Fund, Inc. is comprised of the following papers and documents:

         1. The facing sheet to register a definite number of Shares of common stock, par value $0.001 per share, of the Nations Treasury Fund's Primary A Shares; and

         2.   A signature page; and

         3. Exhibit Ex-99.B.10, the opinion and consent of Morrison & Foerster LLP, counsel to the Registrant, as to the legality of the Shares being registered.

         With the exception of the items listed above, this Post-Effective Amendment No. 33 under the Securities Act of 1933 incorporates by reference all materials filed as part of Post-Effective Amendment No. 32 to Form N-1A for Nations Fund, Inc., File No. 33-4038.

         The sole purpose of this Post-Effective Amendment No. 33 is to register a definite number of additional Shares of common stock of Nations Fund, Inc. pursuant to Rule 24e-2(a) under the Investment Company Act of 1940.

                                     PART C


                                OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

       (b)     Exhibits

               (Ex-99.B.10)Opinion and consent of Morrison & Foerster LLP

                                                              EX-99.B.10


                      [MORRISON & FOERSTER LLP LETTERHEAD]

                                 March 26, 1997

Nations Fund, Inc.
111 Center Street
Little Rock, Arkansas  72201

         Re: Post-Effective Amendment No. 33 to Nations Fund, Inc. Registration Statement on Form N-1A

Ladies and Gentlemen:

         We refer to Post-Effective Amendment No. 33 and Amendment No. 34 to the Registration Statement on Form N-1A (SEC File No. 33-4038) (the "Registration Statement") of Nations Fund, Inc., a Maryland corporation (the "Company"), relating to the registration of 301,192,337 Primary A Shares of Nations Treasury Fund (collectively, the "Shares"). The registration of such Shares is being made in reliance on Section 24(e)(1) of the Investment Company Act of 1940.

         We have been  requested  by the  Company  to  furnish  this  opinion as
Exhibit 10 to the Registration Statement.

         We have examined documents relating to the organization of the Company and the authorization and issuance of the Shares. We have also made such inquiries of the Company and examined such questions of law as we have deemed necessary for the purpose of rendering the opinion set forth herein. We have assumed the genuineness of all signatures and the authenticity of all items submitted to us as originals and the conformity of all items submitted to us as copies.

         Based upon and subject to the foregoing, we are of the opinion that:

         The issuance and sale of the Shares have been duly and validly authorized by all appropriate corporate action, and assuming delivery of the Shares by sale or in accord with the Company's dividend reinvestment plan in accordance with the Company's then-current Registration Statement under the Securities Act of 1933, the Shares will be validly issued, fully paid and nonassessable.

         We consent to the submission of a copy of this opinion to the Securities and Exchange Commission in connection with the registration of a definite number of shares in Post-Effective Amendment No. 33 and Amendment No. 34 to the Company's Registration Statement, as contemplated in Section 24(e)(1) of the Investment Company Act of 1940.

Nations Fund, Inc.
March 26, 1997
Page Two


         The opinion given above is subject to the condition that the Company shall have complied or will comply with the provisions of any applicable laws, regulations and permits of any state or foreign country in which any of the Shares are sold or are issued in accord with the Company's dividend reinvestment plan.

                                                  Very truly yours,

                                                  /s/ Morrison & Foerster LLP

                                                  MORRISON & FOERSTER LLP

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 24th day of March, 1997.

                                                  NATIONS FUND, INC.

                                                  By:        *
                                                       A. Max Walker
                                                       President and Chairman
                                                       of the Board of Directors

                                                  By: /s/ Richard H. Blank, Jr.
                                                      Richard H. Blank, Jr.
                                                      *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

          SIGNATURES                                    TITLE                               DATE

                *                              President and Chairman                  March 24, 1997
----------------------------------
(A. Max Walker)                               of the Board of Directors
                                            (Principal Executive Officer)

                *                                     Treasurer                        March 24, 1997
----------------------------------
(Richard H. Rose)                                  Vice President
                                              (Principal Financial and
                                                 Accounting Officer)

                *                                     Director                         March 24, 1997
----------------------------------
(Edmund L. Benson, III)

                *                                     Director                         March 24, 1997
----------------------------------
(James Ermer)

                *                                     Director                         March 24, 1997
----------------------------------
(William H. Grigg)

                *                                     Director                         March 24, 1997
----------------------------------
(Thomas F. Keller)

                *                                     Director                         March 24, 1997
----------------------------------
(Carl E. Mundy, Jr.)

                *                                     Director                         March 24, 1997
----------------------------------
(Charles B. Walker)

                *                                     Director                         March 24, 1997
----------------------------------
(Thomas S. Word)

 /s/  Richard H. Blank, Jr.
Richard H. Blank, Jr.
*Attorney-in-Fact